Cover Page	Sep. 13, 2021
Cover [Abstract]
Entity Central Index Key	0001705696
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	VICI Properties Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38372
Entity Tax Identification Number	81-4177147
Entity Address, Address Line One	535 Madison Avenue, 20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	949-4631
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	VICI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false